SECURITIS EXCHANGE AGREEMENTS	9 Months Ended
Sep. 30, 2022
SECURITIS EXCHANGE AGREEMENTS
SECURITIS EXCHANGE AGREEMENTS

9. SECURITIES EXCHANGE AGREEMENTS

In August 2022, the Company entered into six separate securities exchange agreements (collectively, the “Exchange Agreements”) with its officers and directors: (a) Fabian G. Deneault (the “Deneault Agreement”), President and a Director of the Company, (b) Newlan & Newlan, Ltd. (the “Newlan Agreement”), a law firm owned by Eric Newlan, Vice President, Secretary and a Director of the Company, and L. A Newlan, Jr., a Director of the Company, (c) William E. Sluss (the “Sluss Agreement”), Chief Financial Officer and a Director of the Company, (d) EFT Holdings, Inc. (the “EFT Holdings Agreement”), a company controlled by Jack Jie Qin, a Director of the Company, (e) EF2T, Inc. (the “EF2T Agreement”), a company owned by Mr. Qin, and (f) Astoria LLC (the “Astoria Agreement”), a company controlled by Mr. Qin.

Pursuant to the Exchange Agreements, the Company is to issue a total of 42,000 shares of its Series A Preferred Stock, in exchange for a total of 123,972,996 shares of its common stock, as follows:

Exchange Agreement	Number of Shares of Common Stock to be Exchanged	Number of Shares of Series A Preferred Stock to be Issued
Deneault Agreement	49,746,253 shares	14,250 shares
Newlan Agreement	49,317,406 shares	14,250 shares
Sluss Agreement	1,615,002 shares	1,000 shares
EFT Holdings Agreement	18,221,906 shares	9,778 shares
EF2T Agreement	2,240,768 shares	1,202 shares
Astonia Agreement	2,831,661 shares	1,520 shares
	123,972,996 shares	42,000 shares

As of September 30, 2022, the Deneault Agreement and the Newlan Agreement had been completed, such that a total of 28,500 shares of Series A Preferred Stock had been issued in exchange for a total of 99,063,659 shares of common stock, which shares of common stock were cancelled and returned to the status of authorized and unissued.